FOREIGN EXCHANGE RESTRICTIONS IN ARGENTINA	12 Months Ended
Dec. 31, 2024
All Currencies [Abstract]
FOREIGN EXCHANGE RESTRICTIONS IN ARGENTINA	FOREIGN EXCHANGE RESTRICTIONS IN ARGENTINA
Ternium’s Argentine subsidiary, Ternium Argentina S.A., is currently operating in a complex and volatile economic environment.

Between September 2019 and December 13, 2023, the Argentine government imposed significant restrictions on foreign exchange transactions. Although after a new administration took office in Argentina in December 2023 certain restrictions were eased and other changes to such regulations are expected, at the date of these Consolidated Financial Statements the application of existing foreign exchange regulations remains uncertain and the scope and timing of upcoming changes remain unknown. The main currently applicable measures are described below:

• Access to the Argentine foreign exchange market (“MULC”) to pay for imports of services rendered by related and non-related parties (including royalties) on or before December 12, 2023, is subject to Argentine Central Bank approval. Currently, these approvals are rarely, if ever, granted. Access to the MULC to pay for imports of services that were rendered or accrued as from December 13, 2023, does not require government approval, but payment is deferred 30 calendar days as from the date of supply or accrual of the service (if the service was rendered by a non-related party) or 180 calendar days (if rendered by a related party).

• In the context of high, but decelerating, inflation during 2024, restrictions of access to the MULC to pay for imports of goods remain, but have been gradually made more flexible. The price for imports with customs clearance on or after October 21, 2024, may be paid in full as from on the 30th day from the date of customs clearance. In addition, the price for imports with customs clearance between August 1 and October 20, 2024, may be paid in two equal installments on the 30th and 60th day from the date of customs clearance, and the price for imports with customs clearance between December 13, 2023, and July 31, 2024, may be paid in four equal installments payable on the 30th, 60th, 90th and 120th day from the date of customs clearance. Access to the MULC to pay for imports that obtained customs clearance on or before December 12, 2023, continues to require Argentine Central Bank approval.

• Foreign currency proceeds derived from exports of goods must be sold into the MULC and converted into Argentine pesos within 60 days (if made to related parties) or 180 days (if made to unrelated parties) from shipment date, or, if collected earlier, within five days of collection. Foreign currency proceeds from exports of services must be sold into the MULC and converted into Argentine pesos within five business days of collection. As from December 13, 2023, up to 20% of export of goods or services proceeds can be sold for Argentine pesos through securities transactions resulting in a higher implicit exchange rate, as described further below. This percentage has changed over time.

• Access to the MULC to make dividend payments requires prior Argentine Central Bank approval. When required, Argentine Central Bank approvals are rarely, if ever, granted.

Ternium Argentina carries out all of its import and export transactions through the MULC. Therefore, assets and liabilities in foreign currency as of December 31, 2024, have been valued considering the official exchange rates at the end of the period.
30.    FOREIGN EXCHANGE RESTRICTIONS IN ARGENTINA (continued)

Under Ternium Argentina’s annual accounts as of December 31, 2024, and for the year then ended, revenues amounted to $2,212 million (2023: $3,419 million), net profit from continuing operations to $149 million (2023: $686 million), total assets to $5,726 million (2023: $5,083 million), total liabilities to $790 million (2023: $759 million) and shareholders’ equity to $4,936 million (2023: $4,324 million).

Ternium Argentina’s cash and cash equivalents and other investments amounted to $1,293 million as of December 31, 2024, broken down as follows:
- $1,275 million in U.S. dollars-denominated instruments in sovereign bonds issued by the Argentine Government and payable in U.S. dollars, and Argentine Treasury bonds related to the official exchange rate. The U.S. dollar value of these instruments recorded in Ternium’s consolidated financial statements is based on their Argentine peso local market price, converted to the U.S. dollar at the ARS/$ official exchange rate. Therefore, the valuation of such investments is subject to the volatility of the Argentine financial market and currency exchange rates, leading to a potential significant reduction of such value in the consolidated financial statements.
- $17 million in Argentine pesos-denominated instruments.
- $1 million in negotiable obligations and promissory notes issued by Argentine export driven companies in U.S. dollars and mainly payable in Argentine pesos.

Ternium Argentina’s financial position in ARS as of December 31, 2024, amounted to $218 million in monetary assets and $184 million in monetary liabilities. All of Ternium Argentina’s ARS-denominated assets and liabilities are valued at the prevailing official exchange rate. In the event of a devaluation, Ternium Argentina may be adversely affected, and will also suffer a loss on deferred tax charge as a result of a deterioration on the tax value of their fixed assets. At this time, the Company is unable to estimate all impacts of a new devaluation of the Argentine peso against the U.S. dollar.

On April 24, 2023, Ternium Argentina’s board of directors approved the payment of a dividend in kind in US dollar-denominated Argentine bonds for a total amount of up to $624 million. On May 4, 2023, Ternium received its share of the dividend in kind. Considering the impact of foreign exchange restrictions in Argentina and based on the value of the bonds in the international market, Ternium recorded in its equity a negative reserve as of the collection date. With the disposal of a portion of these instruments, the Company partially reclassified such reserve to financial results. As of December 31, 2024, the equity reserve was fully reclassified to financial results upon disposal of these remaining bonds.

This context of volatility and uncertainty remains in place as of the issue date of these Consolidated Financial Statements. Management continues to monitor closely the evolution of the main variables affecting its business, identifying the potential impact thereof on its financial and economic situation and determining the appropriate course of action in each case. The Company’s Consolidated Financial Statements should be read taking into account these circumstances.